LEASES - Maturities of operating lease liabilities (Details) - Dec. 31, 2019	USD ($)	CNY (¥)
LEASES
Due within one year	$ 542,941	¥ 3,779,845
Due in the second year	573,956	3,995,768
Due in the third year	359,510	2,502,839
Total lease payments	1,476,407	10,278,452
Less: imputed interest	(88,925)	(619,077)
Total	$ 1,387,482	¥ 9,659,375